Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Estimated Useful Life for Depreciation Purposes of Property, Plant and Equipment
Depreciation is provided to write off the cost of each asset over its estimated useful life on a straight-line basis, after taking into account its estimated residual value, as follows:

Depreciable lives primarily range from
Buildings and improvements	8 to 30 years
Telecommunications network plant and equipment	5 to 10 years
Furniture, fixture, motor vehicles and other equipment	5 to 10 years